Supplementary Oil And Gas Information (Unaudited) - Natural Gas Narrative (Details) - MMBbls	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Oil and Gas, Proved Reserve, Quantity [Line Items]
Sales of reserves in place (in Bcf)	2
Natural Gas
Oil and Gas, Proved Reserve, Quantity [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	2,242	1,173	928
Extensions and discoveries (in MMbbl)	202	1,185	251
Improved recovery (in MMbbl)	152	603	192
Sales of reserves in place (in Bcf)	44	6	0
Purchases of reserves in place (in MMbbl)	1,090	0	228
Production (in Bcf)	769	755	693
Economic revisions due to prices (in Bcf)	(3,860)	88	(575)
Revisions of prior estimates (in Bcf)	987	58	1,526